OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
June 6, 2017
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Oppenheimer Rochester Short Duration High Yield Municipal Fund; a series of Oppenheimer Municipal Fund (the “Registrant”) Reg. No. 333-08054; File No. 811-04803
To the Securities and Exchange Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 31, 2017.
Sincerely,
/s/ Taylor Edwards
Taylor Edwards Vice President and Senior Counsel 212.323.0310 tedwards@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP KPMG LLP Gloria LaFond